Concentrations and risks	12 Months Ended
Dec. 31, 2024
Concentrations and risks
Concentrations and risks

Note 16 — Concentrations and risks

(a)Concentrations

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of accounts receivable. The Company conducts credit evaluations of its customers, and generally does not require collateral or other security from them. The Company evaluates its collection experience and long outstanding balances to determine the need for an allowance for credit loss. The Company conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

Note 16 — Concentrations and risks (continued)

(a)Concentrations (continued)

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total revenue:

	For the years ended December 31,
	2022		2023		2024	2024
	RMB		RMB		RMB	US$
Amount of the Company’s revenue
Customer A	5,158,349	(1)	6,227,547	(1)	6,335,377	867,943
Customer B	1,956,272		4,567,925		5,567,642	762,764
Customer C	—		2,728,962		3,876,263	531,046
(1)	The amount represented the revenue generated from a related party as described in Note 15.

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total accounts receivable:

	December 31,	December 31,		December 31,
	2023	2024		2024
	RMB	RMB		US$
Amount of the Company’s revenue
Customer A	2,911,200	4,113,500		563,547
Customer B	3,842,000	5,201,700		712,630
Customer D	862,400	N/A	(2)	N/A	(2)
(2)	Accounts receivable due from the relevant customer were less than 10% of the Company’s total accounts receivable as of December 31, 2024.

(b)Credit risk

Credit risk is the potential financial loss to the Company resulting from the failure of a customer or a counterparty to settle its financial and contractual obligations to the Company, as and when they fall due. As the Company does not hold any collateral, the maximum exposure to credit risk is the carrying amounts of accounts and other receivables (exclude prepayments) and cash and cash equivalents presented on the consolidated balance sheets. The Company has no other financial assets which carry significant exposure to credit risk.

(c)Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company’s interest rate risk arises primarily from loans. Loans issued at variable rates and fixed rates expose the Company to cash flow interest rate risk and fair value interest rate risk respectively.

(d)Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation.

Note 16 — Concentrations and risks (continued)

(d)Liquidity risk (continued)

Typically, the Company ensures that it has sufficient cash on demand to meet expected operational expenses for a period of 90 days, including the servicing of financial obligations; this excludes the potential impact of extreme circumstances that cannot reasonably be predicted, such as natural disasters.